Note 5 - Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Balance		$ 52,617	$ 48,491
Other comprehensive income, net		3	10
Balance		52,329	52,617
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Balance	[1]	0	(10)
Other comprehensive income before reclassifications	[1]	3	10
Other comprehensive income, net	[1]	3	10
Balance	[1]	$ 3	$ 0

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.